Scudder Kemper Investments, Inc.
                                              Two International Place
                                              Boston, MA 02110
                                              August 4, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder International Fund (the "Fund"), a series of Scudder International Fund, Inc. (the "Corporation") (Reg. No. 2-14400) (811-642); Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A.

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 72 to the Corporation's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 30, 1999.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at 617-295-2560.

                                              Very truly yours,


                                     By:      /s/ Caroline Pearson
                                              ------------------------
                                              Caroline Pearson
                                              Assistant Secretary,
                                              Scudder International Fund, Inc.